SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 13 – SUBSEQUENT EVENTS

On October 15, 2021, eight non-affiliated accredited investors in the Company’s Series B Preferred stock offering exercised their warrants at $0.25 per share, earning for the Company a total of $467,858 plus a subscription receivable of $35,714. The Company issued 1,871,432 shares of common stock, not including 142,857 unissued shares subject to the subscription receivable.

Commencing on October 31 and as of November 15, 2021, the Company issued six convertible promissory notes in a private placement offering among six non-affiliated investors in the total amount of $555,000. The notes are convertible into common stock at a price of $0.20 per share prior to the maturity date of December 31, 2023, or automatically upon the Company completing a qualified offering in the amount of $5 million or uplisting its common shares to NASDAQ. The note bears interest at the rate of 6% per annum, with all interest and principal due at maturity, unless earlier converted. The investors also received a total of 925,001 common stock warrants, exercisable at $0.60 per share at any time prior to October 31, 2022.

NOTE 14 - SUBSEQUENT EVENTS

On January 8, 2021, the Company approved a modification of the Series B convertible preferred stock offering (the “Series B Offering”) to provide investors in that offering (other than the lead investor) non-registered warrants to purchase an aggregate of up to 6.27 million shares of common stock at $0.35 per share, expiring on July 8, 2021 (six months). This was fully authorized by the Company’s Board on February 1, 2021. In addition, the lead investor earned and received in January 2021 a warrant for 475,000 shares priced at $0.45 per share exercisable until January 15, 2022, for the full performance of its obligations in the offering. The shares of Series B convertible preferred stock and the warrants issued under this private placement were not registered under the Securities Act, 1933, as amended, but were issued in reliance on an exemption from registration set forth in Section 4(a)(2) of the Securities Act and/or Regulation D thereunder.

On January 27, 2021, the Company closed the Series B Offering and issued a total of 2,500 shares at a price of $1,000 per share, raising an aggregate amount of $2.5 million inclusive of $156,000 in debt conversion. The Company also issued the warrants described above. The offering was led by Checkmate Capital Group, LLC, a California based investment firm that previously held a significant portion of the Company’s Bridge Notes which were converted into common shares as of December 31, 2020. In connection with the closing, two of the Company’s officers and directors converted a total of $23,000 of short-term notes payable into 23 shares of Series B preferred stock and received a total of 143,750 warrants.

On January 27, 2021, one institutional investor converted its remaining portion of the Debenture in the amount of $72,500 into 329,545 shares of common stock at a rate of $0.22 per share, and as a result that Debenture has been retired. On February 9, 2021, the other institutional investor converted $30,000 of its Debenture into 187,541 shares of common stock at a rate of $0.16 per share.

On February 1, 2021, the Board of Directors increased the number of stock options and other incentive shares allowed to be issued under the Company’s 2016 Omnibus Equity Incentive Plan, as amended, from 400,000 to 1 million shares.

On February 1, 2021, the Company entered into a financial services consulting agreement providing for payment by the Company of cash compensation of $21,000 per month for eight months and warrants to purchase 750,000 shares of common stock at $0.22 prior to August 1, 2021. On March 1, 2021, this agreement was amended to provide an additional 250,000 shares of common stock, which was earned immediately upon issuance.

On February 8 and 16, 2021, one institutional investor converted a total of $120,000 of its Series A Preferred stock into 750,000 shares of common stock.

On February 15, 2021, the Company appointed Charles J. Link Jr., M.D. to the Company’s Board of Directors. Dr. Link also agreed to serve the Company in a part-time, non-executive role as Medical Director. For his services, Dr. Link received 850 shares of Series E-1 Incentive Preferred Stock, which vest in two equal instalments 12 months and 24 months after issuance. Concurrently with the appointment, the Company accepted the resignation of Scott W. Whitney, a Board member since 2016.

Between January 1, 2021 and March 22, 2021, the holders of the Company’s Bridge Notes converted the remaining $1,447,312 in principal and interest under their notes into 6,578,702 shares of common stock. As of the end of the first quarter of 2021, no Bridge Notes remained outstanding.

On March 23, 2021, the Company sold its common subordinated equity interests in EPH, its equity method investee, to an unaffiliated party for $100,000.